FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2013 and September 30, 2014:

	As of December 31, 2013		As of September 30, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term bank borrowing, non-current portion	$134,870,287	$124,047,823	$116,564,967	$108,740,003

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition:

	For the nine months ended September 31, 2013
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$324,921,592	$—	$166,496,765	$—	$158,424,827

During the nine months ended September 30, 2013, long-lived assets held and used with a carrying amount of $324 million were written down to their fair value of $166 million, resulting in an impairment charge of $158 million, about $143 million of this amount related to Daqo New Material. Based on the nature of the property being assessed, buildings and land use rights, the fair value was estimated using direct comparison method under the market approach. The direct comparison method is a set of procedures in which a value indication is derived by comparing the real estate being appraised to similar real estate that have been sold recently. Then applying appropriate units of comparison and making adjustments to the sale prices of the comparable based on the elements of comparison such as differences in location, size, decoration and year of completion, etc. to derive at the fair value of the real estate.

 No assets and liabilities that were measured at fair value for the nine months ended September 30, 2014.